Leases - Lease payments under non-cancelable operating leases (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Leases.
Less current obligations under leases	$ (868)	$ (496)
Non-current lease obligations	$ 148	433
Mariadb Corporation Ab
Leases.
2023		519
2024		421
2025		18
Total minimum payments		958
Less imputed interest		(29)
Present value of future minimum lease payments		929	$ 1,693
Less current obligations under leases		(496)	(658)
Non-current lease obligations		$ 433	$ 1,035